Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income (loss) from continuing operations	$ (69,058)	$ (12,790)	$ 5,432
Less: Net income (loss) attributable to noncontrolling interest from continuing operation	(104)	(82)	57
Net income (loss) from continuing operations attributable to Borqs Technologies, Inc.	(71,764)	(12,569)	3,228
Accretion to redemption value of preferred shares for continuing operations		(6,956)	(976)
Allocation to holders of Preferred Shares for continuing operations			(2,252)
Net (loss) income from continuing operations attributable to Borqs Technologies, Inc.'s ordinary shareholders	(68,954)	(19,664)	2,147
Net (loss) income from discontinued operations	(2,941)	431	(2,836)
Less: Net (loss) income attributable to noncontrolling interest from discontinued operation	(131)	292	(689)
Net (loss) income from discontinued operations attributable to Borqs Technologies, Inc.	(2,810)	139	(2,147)
Net loss attributable to Borqs Technologies, Inc.'s ordinary shareholders	$ (71,764)	$ (19,525)
Denominator:
Weighted-average number of ordinary shares-basic	31,200,056	12,842,671	4,224,725
Weighted-average number of ordinary shares - diluted	31,200,056	12,842,671	5,558,577
Weighted-average number of shares outstanding from discontinued operations - basic	31,200,056	12,842,671	4,224,725
Weighted-average number of shares outstanding from discontinued operations - diluted	31,200,056	12,842,671	5,558,577
Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share - Basic:	$ (2.21)	$ (1.53)	$ 1
Earnings (loss) per share - Diluted:	(2.21)	(1.53)	0.39
Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share - Basic:	(0.09)	0.01	(1.00)
(Loss) earnings per share - Diluted:	(0.09)	0.01	(0.39)
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share - Basic:	(2.30)	(1.52)
Loss per share - Diluted:	$ (2.30)	$ (1.52)